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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended September 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Goldman Sachs Asset Management, L.P.
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Name of Institutional Investment Manager

85 Broad St.                    New York              NY             10004
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Business Address   (Street)       (City)            (State)          (Zip)


13F File Number: 28-10981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Roger Begelman  V.P., Director of Compliance Regulatory Affairs  (212) 902-1469
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Name                               (Title)                       (Phone)


                                        /s/        Roger Begelman
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, November 7, 2005
                                      ------------------------------------------
                                           (Place and Date of Signing)


Report Type:

[   ]     13F HOLDINGS REPORT.

[ x ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for This Manager

No.  13F File Number    Name
1.   28-04981           Goldman Sachs Group, Inc. (The)